21. Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted net loss per share
	December 31,	December 31,	December 31,
	2020	2019	2018
Numerator:
Numerator for net loss from continuing operations per share-basic and diluted	$(6,515)	$(15,258)	$(6,168)
Numerator for net loss from discontinued operations per share-basic and diluted	$–	$–	$(6,114)
Denominator:
Basic weighted-average ordinary shares	15,907,144	12,733,062	7,262,023
Diluted weighted-average ordinary shares	15,907,144	12,733,062	7,262,023
Basic and diluted net loss per share-continuing operations	$(0.4)	$(1.2)	$(0.9)
Basic and diluted net loss per share-discontinued operations	$–	$–	$(0.8)

Schedule securities excluded from the computation of diluted net loss per share
	For years ended December 31,
	2020	2019	2018
Share options and non-vested restricted stock	14,158	255,200	261,450
Convertible bonds (see Note 15)	392,992	598,580	465,430
Committed shares (see Note 5)	213,073	–	–
Total	620,223	853,780	726,880